April 22, 2015

Via EDGAR

Michelle Roberts
Senior Attorney
Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington D.C. 20549

RE:    Principal Life Insurance Company
Separate Account B
Principal Investment Plus Variable Annuity
Post-Effective Amendment No. 7 to Registration Statement on Form N-4
File No.: 811-02091, 333-188293

Dear Ms. Roberts:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant is filing with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-4 under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”) for the above-named Contract.

This Amendment is being made to address Staff comments related to the restriction on the availability of riders. Registrant will provide a redlined copy of the prospectus compared to the prospectus in the April 7, 2015 filing.

The Amendment is not being filed to update or amend the prospectuses or statement of additional information for the Registrant’s other variable annuity contracts.

The Amendment contains a facing sheet, a Prospectus, a Statement of Additional Information, Part C, and a signature page.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, Registrant hereby notifies the Staff that Registrant wishes to add the following disclosure to many of its prospectuses that it included in the prospectus for this registration:

“All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year.”

As was the case for this registration (as described in Registrant’s comment letter to Staff dated April 21, 2015) the above language is being added to the other prospectuses to indicate when scheduled partial surrenders affect contract values in order to add clarification for all customers. The added language should help alleviate questions we receive from customers about the timing of scheduled partial surrenders and their impact on contract values that update at the contract anniversary. Scheduled partial surrenders on the contract anniversary have been handled in this manner since the inception of these products for all customers. In support of this request under Rule 485(b)(1)(vii), Registrant represents the following:

1. the disclosure being added to the prospectuses is substantially identical to the disclosure above;

2. because the new disclosure in the other filings will be substantially identical to the new disclosure in this filing, Registrant will revise the new disclosure in the other filings in response to any staff comments made with respect to this filing; and

3. other than the new disclosure, the other filings will not contain any changes that would render the other filings ineligible to become effective pursuant to Rule 485(b).

This request applies to the following registrations: 333-116220, 333-171650, 333-63401, 333-128079, 033-74232, and 333-40254. The separate account for all of these registrations is 811-02091.

Please call me at 515-362-2384 if you have any questions.

Sincerely,

/s/ Doug Hodgson

Doug Hodgson
Counsel, Registrant
711 High Street
Des Moines, IA 50392-0300
(515) 362-2384
Hodgson.Doug@principal.com